Other Finance Expenses - Components Interest Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Finance Expenses
Interest expense	$ 24,546	$ 29,141	$ 48,117
Amortization of debt issuance cost and fair value of debt assumed	3,519	2,503	2,617
Total interest cost	$ 28,065	$ 31,645	$ 50,735